INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2021	Aug. 31, 2022	Nov. 30, 2020
IfrsStatementLineItems [Line Items]
Goodwill Acquire distribution libraries	$ 3,695,673
Impairment of intangible assets	$ 4,214,445
Video Game Catalogues [Member]
IfrsStatementLineItems [Line Items]
Development costs			$ 3,325,000
Technology [Member] | D C U [Member]
IfrsStatementLineItems [Line Items]
Intangible assets		$ 565,800
Customers Relationships [Member] | D C U [Member]
IfrsStatementLineItems [Line Items]
Intangible assets		923,000
Brands [Member]
IfrsStatementLineItems [Line Items]
Intangible assets		$ 402,000